OAKHURST FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
May 31, 2021 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 18.1%	Coupon	Maturity	Par Value	Value
Federal Farm Credit Bank - 1.3%
Federal Farm Credit Bank	1.150%	08/12/30	$ 2,000,000	$ 1,905,940

Federal Home Loan Bank - 0.7%
Federal Home Loan Bank	2.125%	03/10/23	350,000	362,234
Federal Home Loan Bank	3.250%	03/08/24	535,000	578,245
				940,479
Small Business Administration - 0.0% (a)
SBA, Series 2009-20A-1	5.720%	01/01/29	45,767	50,589

Tennessee Valley Authority - 1.4%
Tennessee Valley Authority	7.125%	05/01/30	1,350,000	1,958,333

U.S. Treasury Bonds - 7.2%
U.S. Treasury Bonds	5.250%	11/15/28	2,757,000	3,531,975
U.S. Treasury Bonds	5.250%	02/15/29	1,457,000	1,873,839
U.S. Treasury Bonds	3.000%	05/15/42	2,175,000	2,473,383
U.S. Treasury Bonds	2.500%	02/15/45	2,313,000	2,415,639
				10,294,836
U.S. Treasury Notes - 7.5%
U.S. Treasury Notes	2.250%	11/15/25	500,000	534,727
U.S. Treasury Notes	1.625%	02/15/26	1,000,000	1,040,898
U.S. Treasury Notes	2.750%	02/15/28	1,450,000	1,596,076
U.S. Treasury Notes	2.875%	05/15/28	2,907,000	3,223,590
U.S. Treasury Notes	2.375%	05/15/29	2,697,000	2,895,272
U.S. Treasury Notes	1.625%	08/15/29	1,450,000	1,472,260
				10,762,823

Total U.S. Government & Agencies (Cost $26,013,517)				$ 25,913,000

MUNICIPAL BONDS - 0.4%	Coupon	Maturity	Par Value	Value
California State Health Facilities Financing Authority, Revenue Bond	2.704%	06/01/30	$ 260,000	$ 273,239
California State Housing Finance Agency, Revenue Bond	3.650%	08/01/25	195,000	203,461
Total Municipal Bonds (Cost $455,648)				$ 476,700

OAKHURST FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 5.3%	Coupon	Maturity	Par Value	Value
Centex Home Equity Loan Trust, Series 2004-D-AF6 (b)	5.170%	09/25/34	$ 23	$ 24
Coinstar Funding, LLC, 144A, Series 2017-1A	5.216%	04/25/47	1,420,800	1,426,769
Countrywide Asset-Backed Certificates, Series 2004-6-2A3 (1MO LIBOR + 120) (c)	1.306%	11/25/34	180,970	180,508
Countrywide Asset-Backed Certificates, Series 2005-1-AF5	5.497%	07/25/35	72,192	73,436
CSMC Mortgage, 144A, Series 2013-IVR1	3.000%	03/25/43	658,589	676,770
DB Master Finance, LLC, 144A, Series 2019-1A-A2I (c)	3.787%	05/20/49	1,347,008	1,368,667
Domino's Pizza Master Issuer, LLC, 144A, Series 2015-1A-A2II	4.474%	10/25/45	1,251,050	1,316,743
Focus Brands Funding, LLC, 144A, Series 2018-1-A-2	5.184%	10/30/48	750,750	772,304
Jack in the Box Funding, LLC, 144A, Series 2019-1A-A2I	3.982%	08/25/49	1,017,313	1,043,600
Long Beach Mortgage Loan Trust, Series 2004-4-1A1 (1MO LIBOR + 56) (c)	0.666%	10/25/34	726,683	706,471
New Century Home Equity Loan Trust, Series 2005-A-A4W (b) (c)	4.726%	08/25/35	60,626	61,159
Total Asset-Backed Securities (Cost $7,418,350)				$ 7,626,451

COLLATERALIZED MORTGAGE OBLIGATIONS - 29.1%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 4.7%
FHLMC, Series 2515-UP	5.500%	10/15/22	$ 11,172	$ 11,449
FHLMC, Series 3827-HA	3.500%	11/15/25	137,836	145,486
FHLMC, Series 4011-ML	3.000%	03/15/27	500,000	537,368
FHLMC, Series 2569-LD	5.500%	02/15/33	51,702	59,044
FHLMC, Series 3793-UA	4.000%	06/15/33	53,520	58,753
FHLMC, Pool #FG C91859	3.500%	12/01/35	384,049	412,961
FHLMC, Series 3622-WA	5.500%	09/15/39	304,443	342,869
FHLMC, Series 3843-JA	4.000%	04/15/40	28,132	29,389
FHLMC, Series 4088-PA	3.000%	12/15/40	13,960	13,994
FHLMC, Series 3940-PD	2.500%	02/15/41	289,131	300,893
FHLMC, Series 4017-MA	3.000%	03/15/41	4,878	4,899
FHLMC, Series 4636-EA	3.000%	03/15/41	124,017	124,767
FHLMC, Series 4226-AN	4.000%	04/15/41	118,031	121,840
FHLMC, Series 4077-AP	4.000%	01/15/42	69,769	74,159
FHLMC, Series 4673-KA	3.500%	08/15/42	26,835	26,945
FHLMC, Series 4183-PA	3.500%	01/15/43	88,183	91,723

OAKHURST FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 29.1% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 4.7% (Continued)
FHLMC, Series 4566-CA	3.000%	01/15/43	$ 434,765	$ 446,563
FHLMC, Series 4769-L	4.000%	06/15/44	41,943	42,218
FHLMC, Series 4758-HA	4.000%	06/15/45	510,011	517,622
FHLMC, Series 4753-JA	3.000%	12/15/47	379,227	398,555
FHLMC, Series 4760-A	3.000%	02/15/48	1,106,468	1,185,001
FHLMC, Series 4960-PD	2.000%	10/25/49	1,771,097	1,820,420
				6,766,918
Federal National Mortgage Association - 3.5%
FNMA, Series 2005-80-BA	5.000%	04/25/29	34,220	38,683
FNMA, Series 2009-96	4.000%	11/25/29	149,260	162,068
FNMA, Pool #FM5329	2.000%	01/01/31	918,152	951,942
FNMA, Pool #MA1201	3.500%	10/01/32	154,730	167,170
FNMA, Series 2004-W3-A-7	5.500%	05/25/34	852,330	966,351
FNMA, Pool #MA0584	4.500%	10/01/40	22,425	23,740
FNMA, Series 2013-13-MA	4.000%	01/25/43	340,896	375,714
FNMA, Series 2016-49-LA	3.500%	01/25/43	409,925	427,333
FNMA, Series 2014-80-KA	2.000%	03/25/44	426,224	426,229
FNMA, Series 2016-24-HA	3.000%	04/25/44	208,936	212,392
FNMA, Series 2017-22-EC	3.000%	06/25/44	530,048	544,722
FNMA, Series 2016-89-CG	3.000%	04/25/46	206,400	216,941
FNMA, Series 2018-45	3.000%	06/25/48	442,306	465,199
				4,978,484
Government National Mortgage Association - 10.6%
GNMA, Series 2020-078-CB	5.000%	09/20/34	556,844	582,230
GNMA, Series 2009-104	4.500%	08/16/39	58,906	61,309
GNMA, Series 2015-185-P	2.750%	11/20/42	39,467	39,861
GNMA, Series 2019-43-LA	4.000%	01/20/47	26,146	26,253
GNMA, Series 2017-84-JD	3.000%	05/20/47	112,607	118,159
GNMA, Series 2018-6-JA	2.750%	01/20/48	281,167	297,872
GNMA, Series 2019-061-KU (c)	3.500%	05/20/49	2,100,119	2,187,957
GNMA, Series 2019-099-JC	3.000%	08/20/49	358,358	371,160
GNMA, Series 2019-152-HA	3.500%	08/20/49	845,349	863,996
GNMA, Series 2020-5	3.500%	12/20/49	696,301	714,394
GNMA, Series 2020-133-A	5.935%	05/01/50	639,811	752,027
GNMA, Series 2020-084-WA	3.500%	06/20/50	413,800	429,313
GNMA, Series 2020-095-NB	4.500%	07/20/50	133,855	138,675
GNMA, Series 2020-122-DP (c)	2.500%	07/20/50	2,860,599	2,980,898
GNMA, Series 2020-123-PB	2.250%	08/20/50	1,077,910	1,127,184
GNMA, Series 2020-133	3.500%	09/20/50	555,051	574,958
GNMA, Series 2020-134-NP	2.500%	09/20/50	2,186,856	2,278,998
GNMA, Series 2020-183-AY	2.000%	11/20/50	1,544,779	1,605,247
				15,150,491

OAKHURST FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 29.1% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency - 10.3%
ABN AMRO Mortgage Corporation, Series 2003-12-1A (c)	5.000%	12/25/33	$ 128,416	$ 131,273
Bank of America Funding Corporation, Series 2003-J-2A1 (c)	2.618%	11/25/33	381,719	373,888
Bank of America Funding Corporation, Series 2004-A-3A1 (c)	2.404%	02/25/34	107,014	109,019
Bank of America Funding Corporation, Series 2005-E-4A1 (c)	2.989%	03/20/35	3,620	3,673
Bear Stearns ALT-A Trust, Series 2003-6-2A1 (c)	2.987%	01/25/34	236,052	248,214
Countrywide Home Loans, Inc., Series 2003-49-A9 (c)	2.747%	12/19/33	51,408	52,423
Credit Suisse First Boston Mortgage Securities Company, Series 2002-AR31-4A2 (c)	2.519%	11/25/32	46,562	48,460
Credit Suisse First Boston Mortgage Securities Company, Series 2003-11-1A31	5.500%	06/25/33	32,809	33,258
HarborView Mortgage Loan Trust, Series 2003-1-A (c)	2.314%	05/19/33	57,046	58,181
HarborView Mortgage Loan Trust, Series 2004-4-2A (1MO LIBOR + 56) (c)	0.675%	06/19/34	104,958	109,468
Impac CMB Trust, Series 2004-10-4A (1MO LIBOR + 94) (c)	1.046%	03/25/35	55,855	55,332
Impac CMB Trust, Series 2005-4-2A1 (1MO LIBOR + 30) (c)	0.706%	05/25/35	356,531	356,534
Impac CMB Trust, 144A, Series 2007-A-A (1MO LIBOR + 50) (c)	0.606%	05/25/37	432,614	431,403
Impac CMB Trust, 144A, Series 2007-A-M1 (1MO LIBOR + 80) (c)	0.906%	05/25/37	430,298	426,480
Impac Secured Assets Corporation, Series 2003-3-A1 (c)	5.080%	08/25/33	38,013	39,445
Impac Secured Assets Corporation, Series 2006-1-2A1 (1MO LIBOR + 70) (c)	0.806%	05/25/36	123,546	123,151
JPMorgan Alternative Loan Trust, Series 2005-A2-1A1 (1MO LIBOR + 52) (c)	0.626%	01/25/36	102,324	102,221
JPMorgan Mortgage Trust, Series 2003-A1 (c)	1.865%	10/25/33	142,147	143,721

OAKHURST FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 29.1% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency - 10.3% (Continued)
JPMorgan Mortgage Trust, Series 2004-A1 (c)	1.778%	02/25/34	$ 134,638	$ 136,728
JPMorgan Mortgage Trust, Series 2004-A3-SF3 (c)	2.221%	06/25/34	111,123	110,834
JPMorgan Mortgage Trust, Series 2004-A4-2A2 (c)	2.950%	09/25/34	702,430	729,297
JPMorgan Mortgage Trust, Series 2004-A5-2A1 (c)	2.419%	12/25/34	43,274	45,207
JPMorgan Mortgage Trust, 144A, Series 2013-3-A3 (c)	3.374%	07/25/43	104,968	108,087
JPMorgan Mortgage Trust, 144A, Series 2017-2-A3 (c)	3.500%	05/25/47	224,571	228,811
JPMorgan Mortgage Trust, 144A, Series 2017-2-A5 (c)	3.500%	05/25/47	47,338	47,327
JPMorgan Mortgage Trust, 144A, Series 2018-1-A7	3.500%	06/25/48	1,347,351	1,359,858
Master Adjustable Rate Mortgages Trust, Series 2003-3-2A1 (c)	2.198%	09/25/33	57,767	57,874
Master Asset Securitization Trust, Series 2004-1-3A7	5.250%	01/25/34	63,669	65,779
Merrill Lynch Mortgage Investors Trust, Series 2004-A3-1A (c)	2.871%	05/25/34	130,006	131,153
Merrill Lynch Mortgage Investors Trust, Series 2004-1-A2 (1MO LIBOR + 90) (c)	1.006%	11/25/34	1,145,307	1,144,483
Merrill Lynch Mortgage Investors Trust, Series 2005-A1-1A	3.076%	12/25/34	301,477	322,383
Nationstar Mortgage Loan Trust, 144A, Series 2013-A-A (c)	3.750%	12/25/52	58,591	60,607
New Residential Mortgage Loan Trust, 144A, Series 2015-2A-A2	3.750%	08/25/55	315,414	334,669
New Residential Mortgage Loan Trust, 144A, Series 2017-3-A-1	4.000%	04/25/57	359,216	386,174
Opteum Mortgage Acceptance Corporation, Series 2005-5 (c)	5.850%	12/25/35	88,226	89,112
SBA Tower Trust, 144A, Series 2020-1-2-1C (c)	1.884%	07/15/50	300,000	305,718
Sequoia Mortgage Trust, Series 2003-8-A1 (1MO LIBOR + 64) (c)	0.756%	01/20/34	429,303	436,278
Sequoia Mortgage Trust, Series 2004-6-A2 (1MO LIBOR + 56) (c)	0.676%	07/20/34	161,103	161,763
Sequoia Mortgage Trust, 144A, Series 2013-5-A-1	2.500%	05/25/43	277,563	280,248
Sequoia Mortgage Trust, Series 2013-6-A2	3.000%	05/25/43	373,040	378,063

OAKHURST FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 29.1% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency - 10.3% (Continued)
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1-4A4 (c)	2.574%	02/25/34	$ 127,603	$ 129,680
Structured Asset Mortgage Investments II Trust, Series 2004-AR6 (1MO LIBOR + 70) (c)	0.815%	02/19/35	1,299,689	1,311,565
Structured Asset Mortgage Investments, Inc., Series 2003-AR4 (1MO LIBOR + 70) (c)	0.815%	01/19/34	42,162	42,092
Structured Asset Mortgage Investments, Inc., Series 2004-AR4-1A1 (1MO LIBOR + 70) (c)	0.815%	12/19/34	90,778	94,185
Structured Asset Securities Corporation, Series 1998-11-2B1 (c)	3.055%	01/25/32	2,559	2,390
Structured Asset Securities Corporation, Series 2003-9A (c)	2.289%	03/25/33	129,090	134,733
Structured Asset Securities Corporation, Series 2003-34A-5A4 (c)	2.438%	11/25/33	184,900	186,874
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-S3-3A1	5.500%	05/25/33	61,301	63,720
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7 (c)	2.707%	08/25/33	605,740	619,104
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (c)	2.952%	08/25/33	247,774	255,730
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (COF 11 + 125) (c)	1.658%	02/27/34	163,108	166,521
Wa-Mu Mortgage Pass-Through Certificates, Series 2005-AR2-1-A-1A (1MO LIBOR + 66) (c)	0.766%	01/25/45	1,375,979	1,369,766
Wa-Mu Mortgage Pass-Through Certificates, Series 2005-AR13 (1MO LIBOR + 156) (c)	1.666%	10/25/45	238,023	248,094
Wells Fargo Alternative Loan Trust, Series 2002-1-1A1	6.250%	08/25/32	322,727	334,096
				14,725,147

Total Collateralized Mortgage Obligations (Cost $40,972,243)				$ 41,621,040

CORPORATE BONDS - 46.1%	Coupon	Maturity	Par Value	Value
Communications - 3.3%
CBS Corporation	7.875%	07/30/30	$ 885,000	$ 1,247,408
Expedia Group, Inc.	3.250%	02/15/30	1,093,000	1,119,958
Sprint Spectrum Company, LLC, 144A	5.152%	03/20/28	1,082,000	1,238,890

OAKHURST FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 46.1% (Continued)	Coupon	Maturity	Par Value	Value
Communications - 3.3% (Continued)
T-Mobile USA, Inc.	2.050%	02/15/28	$ 1,156,000	$ 1,150,729
				4,756,985
Consumer Discretionary - 5.6%
AutoZone, Inc.	3.750%	06/01/27	1,143,000	1,269,290
eBay, Inc.	3.600%	06/05/27	350,000	388,204
Ford Motor Credit Company, LLC (3MO LIBOR + 123.5) (c)	1.391%	02/15/23	825,000	819,905
Genting NY, LLC, 144A	3.300%	02/15/26	1,225,000	1,226,261
Lennar Corporation	4.750%	11/29/27	856,000	989,917
Lowe's Companies, Inc.	3.100%	05/03/27	1,028,000	1,118,954
McDonald's Corporation, Series MTN	3.500%	07/01/27	1,000,000	1,111,340
Meritage Homes Corporation, 144A	3.875%	04/15/29	1,000,000	1,041,250
				7,965,121
Consumer Staples - 3.9%
Bunge Ltd. Finance Corporation	1.630%	08/17/25	1,100,000	1,113,406
Clorox Company	1.800%	05/15/30	1,110,000	1,077,190
Dollar Tree, Inc.	4.200%	05/15/28	966,000	1,093,118
Flowers Foods, Inc.	2.400%	03/15/31	1,190,000	1,177,333
Kroger Company	1.700%	01/15/31	1,225,000	1,155,187
				5,616,234
Energy - 3.0%
Enbridge, Inc.	3.125%	11/15/29	1,085,000	1,146,156
Grey Oak Pipeline, LLC, 144A	3.450%	10/15/27	903,000	945,415
Magellan Midstream Partners, L.P.	5.000%	03/01/26	980,000	1,133,367
Newfield Exploration Company	5.375%	01/01/26	1,000,000	1,126,650
				4,351,588
Financials - 14.1%
AerCap Ireland Capital D.A.C.	1.750%	01/30/26	1,225,000	1,206,727
Antares Holdings, L.P.	3.950%	07/15/26	1,200,000	1,245,689
Ares Capital Corporation	3.875%	01/15/26	1,114,000	1,193,561
Aviation Capital Group, LLC, 144A	1.950%	01/30/26	1,147,000	1,139,908
Bank of America Corporation (3MO LIBOR + 104) (c)	3.419%	12/20/28	995,000	1,087,580
BGC Partners, Inc.	3.750%	10/01/24	995,000	1,054,700
Drawbridge Special Opportunities Fund, L.P., 144A	3.875%	02/15/26	1,000,000	1,033,731
Fairfax Financial Holdings Ltd.	4.850%	04/17/28	978,000	1,105,968
Fidelity National Financial, Inc.	3.400%	06/15/30	1,099,000	1,166,588
First American Financial Corporation	4.000%	05/15/30	1,208,000	1,323,918
FS KKR Capital Corporation	3.400%	01/15/26	1,030,000	1,062,375
Goldman Sachs BDC, Inc	2.875%	01/15/26	1,195,000	1,244,478
Goldman Sachs Group, Inc.	3.800%	03/15/30	1,025,000	1,142,856

OAKHURST FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 46.1% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 14.1% (Continued)
Icahn Enterprises, L.P., 144A	4.375%	02/01/29	$ 750,000	$ 735,937
Icahn Enterprises, L.P.	6.250%	05/15/26	250,000	264,425
Legg Mason, Inc.	4.750%	03/15/26	965,000	1,122,354
M.D.C. Holdings, Inc.	3.850%	01/15/30	579,000	620,688
Medallion Financial Corporation, 144A	7.250%	02/26/26	1,375,000	1,302,634
Owl Rock Capital Corporation	2.625%	01/15/27	1,066,000	1,065,584
				20,119,701
Health Care - 3.0%
Boston Scientific Corporation	3.750%	03/01/26	926,000	1,031,108
Bristol-Myers Squibb Company	3.900%	02/20/28	870,000	988,914
HCA Healthcare, Inc.	5.250%	06/15/26	945,000	1,099,437
Mylan, Inc.	4.550%	04/15/28	964,000	1,101,935
				4,221,394
Industrials - 3.5%
Air Canada Pass-Through Certificates, 144A, Series 2013-1A	4.125%	11/15/26	526,680	538,415
Air Canada Pass-Through Certificates, 144A, Series 2015-1A	3.600%	09/15/28	263,809	266,993
American Airlines Group Pass-Through Certificates, Series 2019-1AA	3.150%	08/15/33	1,208,809	1,208,809
Roper Technologies, Inc.	2.950%	09/15/29	1,045,000	1,099,734
U.S. Airways Pass-Through Trust, Series 2011-1	7.125%	04/22/25	430,464	456,069
United Airlines Pass-Through Certificates, Series 2020-1	5.875%	04/15/29	1,241,903	1,372,707
				4,942,727
Materials - 1.1%
Martin Marietta Materials, Inc.	3.500%	12/15/27	445,000	490,302
Packaging Corporation of America	3.400%	12/15/27	1,019,000	1,120,618
				1,610,920
Real Estate - 1.9%
American Campus Communities, Inc.	3.300%	07/15/26	739,000	797,010
Crown Castle International Corporation	4.000%	03/01/27	1,010,000	1,128,861
SBA Tower Trust, 144A, Series 2019-1-1C	2.836%	01/15/50	800,000	839,656
SBA Tower Trust, 144A, Series 2020-1-2-2C	2.328%	07/15/52	10,000	10,161
				2,775,688
Technology - 5.4%
Apple, Inc.	1.650%	05/11/30	1,103,000	1,093,107
Applied Materials, Inc.	1.750%	06/01/30	1,067,000	1,043,242
Autodesk, Inc.	4.375%	06/15/25	931,000	1,044,637
Hewlett Packard Enterprise Company	6.200%	10/15/35	895,000	1,198,361

OAKHURST FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 46.1% (Continued)	Coupon	Maturity	Par Value	Value
Technology - 5.4% (Continued)
NVIDIA Corporation	2.850%	04/01/30	$ 1,013,000	$ 1,079,252
NXP B.V., 144A	2.500%	05/11/31	1,200,000	1,209,028
PayPal Holdings, Inc.	2.850%	10/01/29	1,030,000	1,093,394
				7,761,021
Utilities - 1.3%
Elwood Energy, LLC	8.159%	07/05/26	652,400	701,395
NSG Holdings, LLC, 144A	7.750%	12/15/25	1,128,824	1,207,842
				1,909,237

Total Corporate Bonds (Cost $64,986,306)				$ 66,030,616

MONEY MARKET FUNDS - 0.7%			Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 0.01% (d) (Cost $1,015,036)			1,015,036	$ 1,015,036

Total Investments at Value - 99.7% (Cost $140,861,100)				$ 142,682,843

Other Assets in Excess of Liabilities - 0.3%				455,605

Net Assets - 100.0%				$ 143,138,448

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $23,310,356 as of May 31, 2021, representing 16.3% of net assets.
COF 11 -	Cost of Funds for the 11th District of San Francisco.
LIBOR -	London Interbank Offered Rate.

(a)	Percentage rounds to less than 0.1%.
(b)	Step Coupon. Rate shown is the coupon in effect as of May 31, 2021.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of May 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(d)	The rate shown is the 7-day effective yield as of May 31, 2021.

OAKHURST SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS
May 31, 2021 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 0.9%	Coupon	Maturity	Par Value	Value
Small Business Administration - 0.0% (a)
SBA, Series 2002-20K	5.080%	11/01/22	$ 13,747	$ 14,130
SBA, Series 2007-20K-1	5.510%	11/01/27	44,033	48,284
				62,414
U.S. Treasury Notes - 0.9%
U.S. Treasury Notes	2.500%	03/31/23	577,000	601,883
U.S. Treasury Notes	2.750%	07/31/23	575,000	607,052
				1,208,935

Total U.S. Government & Agencies (Cost $1,268,453)				$ 1,271,349

MUNICIPAL BONDS - 0.6%	Coupon	Maturity	Par Value	Value
Central Plains Energy Project, Nebraska Gas Project, Revenue Bond, Series 2017-B, (Cost $877,536)	4.500%	09/01/25	$ 800,000	$ 877,494

ASSET-BACKED SECURITIES - 8.2%	Coupon	Maturity	Par Value	Value
Accredited Mortgage Loan Trust, Series 2004-3-2A2 (1MO LIBOR + 120) (b)	1.306%	10/25/34	$ 129,121	$ 129,186
ACE Securities Corporation, Series 2003-NC1 (1MO LIBOR + 84) (b)	0.946%	07/25/33	234,621	220,097
AmeriCredit Auto Receivables Trust, Series 2018-2-A3	3.150%	03/20/23	52,523	52,692
Argent Securities, Inc., Series 2004-W10-A2 (1MO LIBOR + 78) (b)	0.886%	10/25/34	451,258	445,873
Centex Home Equity Loan Trust, Series 2004-D-AF6 (c)	5.170%	09/25/34	11	10
Coinstar Funding, LLC, 144A, Series 2017-1A	5.216%	04/25/47	1,483,200	1,489,431
Countrywide Asset-Backed Certificates, Series 2004-6-2A3 (1MO LIBOR + 120) (b)	1.306%	11/25/34	184,770	184,299
Countrywide Home Loans, Inc., Series 2004-6-2A5 (1MO LIBOR + 78) (b)	0.886%	11/25/34	704,729	700,892
CPS Auto Trust, 144A, Series 2018-D	4.340%	09/16/24	1,500,000	1,547,032
DB Master Finance, LLC, 144A, Series 2019-1A-A2I (b)	3.787%	05/20/49	1,595,580	1,621,237

OAKHURST SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 8.2% (Continued)	Coupon	Maturity	Par Value	Value
Domino's Pizza Master Issuer, LLC, 144A, Series 2015-1A	4.474%	10/25/45	$ 1,529,625	$ 1,609,946
Jack in the Box Funding, LLC, 144A, Series 2019-1A-A2I	3.982%	08/25/49	1,293,228	1,326,644
Morgan Stanley Capital, Inc., Series 2004-SD2-A (1MO LIBOR + 90) (b)	1.006%	04/25/34	3,707	3,706
Mortgage IT Trust, Series 2005-5 (1MO LIBOR + 52) (b)	0.626%	12/25/35	678,165	680,740
New Century Home Equity Loan Trust, Series 2005-A-A4W (c)	4.726%	08/25/35	132,770	133,938
SASCO Mortgage Loan Trust, Series 2004-GEL3 (1MO LIBOR + 96) (b)	1.066%	08/25/34	29,037	29,025
Soundview Home Equity Loan Trust, Series 2003-2-A2 (1MO LIBOR + 130) (b)	1.406%	11/25/33	481,932	482,094
Structured Asset Investment Loan Trust, Series 2004-8 (1MO LIBOR + 100) (b)	1.106%	09/25/34	1,003,717	1,006,343
Verizon Owner Trust, Series 2019-A-A-A1	2.930%	09/20/23	42,967	43,528
Total Asset-Backed Securities (Cost $11,626,312)				$ 11,706,713

COLLATERALIZED MORTGAGE OBLIGATIONS - 39.8%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 7.7%
FHLMC, Pool #J1-2630	4.000%	07/01/25	$ 498,664	$ 530,749
FHLMC, Series 3970-HA	3.000%	02/15/26	22,321	22,368
FHLMC, Series 4674-VB	3.500%	07/15/28	1,758,438	1,772,938
FHLMC, Series 2580-PY	4.000%	03/15/33	29,805	32,628
FHLMC, Series 3664-DA	4.000%	11/15/37	555,086	586,253
FHLMC, Series 3687-CB	2.500%	11/15/38	88,014	88,698
FHLMC, Series 4348-ME	2.500%	06/15/39	101,242	102,776
FHLMC, Series 3597-LH	4.500%	07/15/39	338,376	360,936
FHLMC, Series 4302-DA	3.000%	07/15/39	167,889	168,850
FHLMC, Series 4219-JA	3.500%	08/15/39	39,882	40,371
FHLMC, Series 4444-CD	3.000%	08/15/39	113,309	113,849
FHLMC, Series 4444-CH	3.000%	01/15/41	1,126,405	1,145,444
FHLMC, Series 4636-EA	3.000%	03/15/41	314,693	316,597
FHLMC, Series 4417-HD	2.250%	11/15/41	221,713	223,280
FHLMC, Series 4312-GA	2.500%	12/15/41	134,538	138,979
FHLMC, Series 4680-KG	3.000%	09/15/42	78,040	78,380
FHLMC, Series 4957-TC	3.000%	03/25/43	220,591	222,371
FHLMC, Series 5101-AK	2.000%	02/15/47	2,199,393	2,235,024

OAKHURST SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 39.8% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 7.7% (Continued)
FHLMC, Series 4938-BL	2.250%	07/25/49	$ 814,880	$ 845,067
FHLMC, Series 4960-PD	2.000%	10/25/49	590,366	606,807
FHLMC, Series 5103-QG	0.750%	03/25/50	1,265,963	1,249,262
				10,881,627
Federal National Mortgage Association - 8.7%
FNMA, Series 2003-48-TC	5.000%	06/25/23	24,246	25,062
FNMA, Series 2010-112-C	4.000%	10/25/25	204,910	213,310
FNMA, Series 2012-111-VA	3.500%	10/25/25	1,055,245	1,093,479
FNMA, Pool #AL0300	4.500%	06/01/26	189,456	201,977
FNMA, Series 2012-41-BA	2.500%	04/25/27	577,828	603,296
FNMA, Pool #AL4309	4.000%	10/01/28	339,284	361,385
FNMA, Series 2005-80-BA	5.000%	04/25/29	119,769	135,391
FNMA, Pool #FM5329	2.000%	01/01/31	2,547,873	2,641,640
FNMA, Series 2005-109-PC	6.000%	12/25/35	89,253	100,453
FNMA, Series 2013-62-QA	3.000%	06/25/37	161,063	161,409
FNMA, Series 2008-17-PA	4.500%	10/25/37	242,248	257,406
FNMA, Series 2008-49-PA	5.000%	04/25/38	168,160	186,274
FNMA, Series 2010-152	3.000%	05/25/39	352,096	359,427
FNMA, Series 2011-15-W (b)	3.766%	06/25/39	47,695	48,471
FNMA, Series 2013-83-A	3.500%	09/25/39	63,756	63,968
FNMA, Series 2009-94-DA	4.500%	10/25/39	412,121	442,462
FNMA, Series 2010-135-EA	3.000%	01/25/40	84,058	85,175
FNMA, Series 2010-109-N	3.000%	10/25/40	1,117,976	1,191,590
FNMA, Series 2012-102	4.500%	03/25/41	45,162	47,315
FNMA, Series 1012-136	2.500%	11/25/42	497,559	518,794
FNMA, Series 2014-80-KA	2.000%	03/25/44	132,163	132,164
FNMA, Series 2018-44-PA	3.500%	06/25/44	1,039,077	1,049,645
FNMA, Series 2016-72-AP	4.000%	07/25/44	243,975	251,531
FNMA, Series 2018-14-PA	3.500%	04/25/47	707,001	752,538
FNMA, Series 2019-33-N	3.000%	03/25/48	1,392,277	1,467,030
				12,391,192
Government National Mortgage Association - 2.6%
GNMA, Pool #GN615735	5.000%	07/15/23	26,615	30,049
GNMA, Series 2011-26-PA	4.000%	07/20/40	215,071	223,812
GNMA, Series 2012-10-LD	3.000%	07/20/40	360,133	365,912
GNMA, Series 2018-131-PG	3.000%	09/20/48	236,265	248,959
GNMA, Series 2019-024-PE	3.250%	02/20/49	615,204	632,687
GNMA, Series 2019-065-EB	3.000%	05/20/49	525,851	541,154
GNMA, Series 2019-152-HA	3.500%	08/20/49	835,838	854,276
GNMA, Series 2020-095-NB	4.500%	07/20/50	375,295	388,807
GNMA, Series 2018-118-A (b)	2.900%	08/16/60	413,596	420,863
				3,706,519

OAKHURST SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 39.8% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency - 20.8%
Adjustable Rate Mortgage Trust, Series 2004-5-4A1 (b)	2.946%	04/25/35	$ 545,031	$ 555,983
American General Mortgage Loan Trust, 144A, Series 2006-1-A5 (b)	5.750%	12/25/35	6,574	6,899
American Home Mortgage, Series 2004-3 (6MO LIBOR + 150) (b)	1.701%	10/25/34	1,399,100	1,423,770
American Home Mortgage Investment Trust, Series 2004-3-6A1 (c)	4.820%	10/25/34	44,283	45,094
Atrium CDO Corporation, 144A, Series 2009-A-AR2 (3MO LIBOR + 99) (b)	1.181%	05/28/30	1,250,000	1,249,688
Bank of America Funding Corporation, Series 2005-E-4A1 (b)	2.989%	03/20/35	15,178	15,398
Citigroup Mortgage Loan Trust, Inc., Series 2005-6-A1 (H15T1Y + 210) (b)	2.220%	09/25/35	159,521	166,415
Countrywide Home Loans, Inc., Series 2003-15 (b)	5.000%	06/25/21	18,905	17,766
Credit Suisse First Boston Mortgage Securitization, Series 2004-6-2A1 (d)	4.750%	06/25/21	12,056	2
Credit Suisse First Boston Mortgage Securitization, Series 2004-AR2 (b)	2.453%	03/25/34	147,434	150,226
Goldman Sachs Mortgage Loan Trust, Series 2003-13 (b)	2.831%	10/25/33	126,511	133,883
Goldman Sachs Mortgage Loan Trust, Series 2004-10F (b)	5.500%	09/25/34	32,559	33,440
Goldman Sachs Mortgage Loan Trust, Series 2005-5F (1MO LIBOR + 50) (b)	0.606%	06/25/35	64,514	62,320
GS Mortgage Securities Trust, 144A, Series 12-ALOH	3.551%	04/10/34	1,500,000	1,520,820
GSR Mortgage Loan Trust, Series 2003-7F-1A	5.250%	06/25/33	298,000	306,307
GSR Mortgage Loan Trust, Series 2005-AR6 1	2.872%	09/25/35	20,718	20,936
HarborView Mortgage Loan Trust, Series 2004-4-2A (1MO LIBOR + 56) (b)	0.675%	06/19/34	59,976	62,553
Impac CMB Trust, Series 2005-4-2A1 (1MO LIBOR + 30) (b)	0.706%	05/25/35	213,492	213,494
Impac CMB Trust, 144A, Series 2007-A-A (1MO LIBOR + 50) (b)	0.606%	05/25/37	199,674	199,116
JPMorgan Alternative Loan Trust, Series 2005-A2-1A1 (1MO LIBOR + 52) (b)	0.626%	01/25/36	355,432	355,073

OAKHURST SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 39.8% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency - 20.8% (Continued)
JPMorgan Mortgage Trust, Series 2003-A1-4A5 (b)	1.866%	10/25/33	$ 107,529	$ 109,128
JPMorgan Mortgage Trust, 144A, Series 2017-2-A5 (b)	3.500%	05/25/47	75,740	75,723
JPMorgan Mortgage Trust, 144A, Series 2018-1-A7	3.500%	06/25/48	1,706,644	1,722,487
JPMorgan Mortgage Trust, 144A, Series 2018-8-A3	4.000%	01/25/49	372,647	377,120
JPMorgan Mortgage Trust, 144A, Series 2019-LTV1-A15	4.000%	06/25/49	615,626	620,400
Master Adjustable Rate Mortgages Trust, Series 2004-13-2A1 (b)	2.703%	04/21/34	151,887	152,236
Master Adjustable Rate Mortgages Trust, Series 2004-6-4A6 (b)	2.758%	07/25/34	693,802	696,053
Master Seasoned Securitization Trust, Series 2005-1-1A1 (b)	6.099%	09/25/32	478,920	516,274
MASTR Asset Alternative Loans Trust, Series 2003-1-2A1	6.500%	01/25/33	396,296	413,296
MASTR Asset Alternative Loans Trust, Series 2003-8-3A1	5.500%	12/25/33	90,040	90,730
MASTR Asset Securitization Trust, Series 2003-12-1A1	5.250%	12/25/24	68,373	68,867
MASTR Asset Securitization Trust, Series 2003-11-7A	5.250%	12/25/33	362,770	373,425
Mellon Residential Funding Corporation, Series 2000-TBC2-A1 (1MO LIBOR + 48) (b)	0.595%	06/15/30	1,081,983	1,085,693
Merrill Lynch Credit Corporation Mortgage, Series 2003-B-A1 (1MO LIBOR + 68) (b)	0.786%	04/25/28	43,955	43,802
Mill City Mortgage Trust, 144A, Series 2018-2-A1	3.500%	05/25/58	2,119,005	2,174,627
MLCC Mortgage Investors, Inc., Series 2003-E-A2 (6MO LIBOR + 66) (b)	0.864%	10/25/28	556,080	551,208
Mortgage IT Trust, Series 2004-2-M1 (1MO LIBOR + 82.5) (b)	0.931%	12/25/34	800,379	785,957
Nationstar Mortgage Loan Trust, 144A, Series 2013-A-A (b)	3.750%	12/25/52	380,845	393,945
Provident Funding Mortgage Trust, 144A, Series 2019-1	3.000%	12/25/49	1,135,926	1,151,037
Provident Funding Mortgage Trust, 144A, Series 2020-1-A2	3.000%	02/25/50	2,354,081	2,393,240

OAKHURST SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 39.8% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency - 20.8% (Continued)
PSMC Trust, 144A, Series 2018-2-A1	3.500%	06/25/48	$ 1,466,309	$ 1,477,367
Sequoia Mortgage Trust, Series 2003-5-A1 (1MO LIBOR + 62) (b)	0.776%	09/20/33	1,221,893	1,243,951
Sequoia Mortgage Trust, 144A, Series 2013-5-A2	3.000%	05/25/43	1,437,590	1,458,087
Starwood Mortgage Residential Trust, 144A, Series 2019-INV1-A1	2.610%	09/27/49	1,062,852	1,077,811
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12 (b)	2.501%	09/25/34	50,772	51,779
Structured Asset Mortgage Investments II Trust, Series 2004-AR6 (1MO LIBOR + 70) (b)	0.815%	02/19/35	447,099	451,184
Structured Asset Mortgage Investments, Inc., Series 2004-AR3-1 (1MO LIBOR + 60) (b)	0.715%	07/19/34	1,069,140	1,081,269
Structured Asset Securities Corporation, Series 2003-34A (b)	2.749%	11/25/33	104,223	105,561
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7 (b)	2.707%	08/25/33	122,181	124,877
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (b)	2.952%	08/25/33	108,946	112,444
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (COF 11 + 125) (b)	1.658%	02/27/34	29,656	30,277
Wells Fargo Mortgage Backed Securities, 144A, Series 2020-01-A3	3.000%	12/25/49	145,769	146,183
Wells Fargo Mortgage-Backed Securities, Series 2004-K-2A12 (b)	3.037%	07/25/34	16,321	16,161
Wells Fargo Mortgage-Backed Securities, Series 2004-K-2A6 (b)	3.037%	07/25/34	393,317	389,466
Wells Fargo Mortgage-Backed Securities, 144A, Series 2020-1-A1	3.000%	12/25/49	1,524,272	1,549,094
				29,649,942

Total Collateralized Mortgage Obligations (Cost $56,305,303)				$ 56,629,280

CORPORATE BONDS - 49.8%	Coupon	Maturity	Par Value	Value
Communications - 2.8%
Expedia Group, Inc.	4.500%	08/15/24	$ 1,396,000	$ 1,536,638
Qwest Corporation	6.750%	12/01/21	905,000	929,888
Sprint Spectrum Company, LLC, 144A	4.738%	03/20/25	1,380,000	1,478,932
				3,945,458

OAKHURST SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 49.8% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 5.2%
AutoNation, Inc.	3.500%	11/15/24	$ 1,400,000	$ 1,510,492
Ford Motor Credit Company, LLC	4.140%	02/15/23	400,000	415,560
Ford Motor Credit Company, LLC (3MO LIBOR + 123.5) (b)	1.391%	02/15/23	675,000	670,832
Lennar Corporation	4.875%	12/15/23	1,193,000	1,302,112
McDonald's Corporation, Series MTN	3.375%	05/26/25	1,402,000	1,527,486
MDC Holdings, Inc.	5.500%	01/15/24	800,000	868,000
Toll Brothers Finance Corporation	4.375%	04/15/23	1,000,000	1,048,000
				7,342,482
Energy - 4.1%
DCP MidStream, LLC, 144A	4.750%	09/30/21	548,000	549,370
Enbridge, Inc.	4.000%	10/01/23	1,393,000	1,490,152
Grey Oak Pipeline, LLC, 144A	2.000%	09/15/23	1,391,000	1,419,873
Newfield Exploration Company	5.750%	01/30/22	1,000,000	1,033,069
WPX Energy, Inc.	5.250%	09/15/24	1,260,000	1,397,668
				5,890,132
Financials - 20.6%
AerCap Ireland Capital D.A.C.	4.500%	09/15/23	1,400,000	1,503,771
Ally Financial, Inc.	3.875%	05/21/24	1,407,000	1,525,090
Antares Holdings, L.P., 144A	6.000%	08/15/23	1,248,000	1,349,774
Ares Capital Corporation	4.250%	03/01/25	1,398,000	1,516,390
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	1,148,000	1,254,602
Athene Global Funding, 144A	2.750%	06/25/24	1,405,000	1,482,090
Aviation Capital Group, LLC, 144A	4.125%	08/01/25	1,486,000	1,593,068
BGC Partners, Inc.	3.750%	10/01/24	1,275,000	1,351,500
BlackRock Capital Investment Corporation	4.500%	04/01/22	1,010,000	1,034,038
BlackRock Capital Investment Corporation	5.000%	06/15/22	912,000	912,092
CIT Group, Inc.	5.000%	08/01/23	600,000	651,750
CIT Group, Inc.	4.750%	02/16/24	1,000,000	1,088,125
Fairfax Financial Holdings Ltd., 144A	4.875%	08/13/24	1,000,000	1,104,561
Fidelity & Guaranty Life Holdings, Inc., 144A	5.500%	05/01/25	1,362,000	1,572,344
First American Financial Corporation	4.300%	02/01/23	1,399,000	1,473,279
First Horizon National Corporation	3.550%	05/26/23	1,095,000	1,155,613
FS KKR Capital Corporation	4.625%	07/15/24	1,378,000	1,481,409
Goldman Sachs BDC, Inc.	3.750%	02/10/25	600,000	646,097
Goldman Sachs Group, Inc. (The)	3.625%	02/20/24	1,077,000	1,163,375
Icahn Enterprises, L.P.	4.750%	09/15/24	1,000,000	1,042,150
Medallion Financial Corporation, 144A	7.250%	02/26/26	1,175,000	1,113,160
Morgan Stanley	4.100%	05/22/23	1,073,000	1,148,246
Owl Rock Capital Corporation	5.250%	04/15/24	1,402,000	1,541,904
SLM Corporation	5.125%	04/05/22	595,000	606,900
				29,311,328

OAKHURST SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 49.8% (Continued)	Coupon	Maturity	Par Value	Value
Health Care - 1.1%
Fresenius US Finance II, Inc., 144A	4.500%	01/15/23	$ 1,505,000	$ 1,579,836

Industrials - 6.0%
Air Canada Pass-Through Certificates, 144A, Series 2015-1B	3.875%	09/15/24	1,148,010	1,154,489
Air Canada Pass-Through Certificates, 144A, Series 2013-1A	4.125%	11/15/26	820,850	839,140
American Airlines Group Pass-Through Certificates, Series 2014-1B	4.375%	04/01/24	827,828	826,070
American Airlines Group Pass-Through Certificates, Series 2013-1A	4.000%	01/15/27	526,371	507,915
Continental Airlines Pass-Through Certificates, Series 2001-1A1	6.703%	12/15/22	46,403	46,400
Continental Airlines Pass-Through Certificates, Series 2007-1A	5.983%	10/19/23	809,285	829,790
Delta Air Lines Pass-Through Certificates, Series 2019-1A	3.404%	10/25/25	146,000	152,025
Ryder System, Inc., Series MTN	4.625%	06/01/25	1,141,000	1,297,011
Southwest Airlines Company	5.250%	05/04/25	1,370,000	1,571,872
United Airlines, Inc., Series 2020-1A	5.875%	04/15/29	999,233	1,104,477
United Airlines, Inc., Series 2013-1B	5.375%	02/15/23	269,697	271,364
				8,600,553
Real Estate - 3.8%
American Campus Communities Operating Partnership, L.P.	3.750%	04/15/23	640,000	672,309
American Tower Corporation	4.000%	06/01/25	1,402,000	1,549,661
CyrusOne, L.P.	2.900%	11/15/24	1,275,000	1,350,250
SBA Tower Trust, 144A, Series 2013-1-2	3.722%	04/15/48	74,000	74,935
SBA Tower Trust, 144A, Series 2019-1-1C	2.836%	01/15/50	1,620,000	1,709,955
				5,357,110
Technology - 3.8%
Dell International, LLC, 144A	5.850%	07/15/25	1,345,000	1,576,369
Hewlett Packard Enterprise Company	4.450%	10/02/23	1,394,000	1,512,952
Infor, Inc., 144A	1.450%	07/15/23	1,000,000	1,013,982
Microchip Technology, Inc., 144A	0.972%	02/15/24	1,290,000	1,292,583
				5,395,886
Utilities - 2.4%
Elwood Energy, LLC	8.159%	07/05/26	634,531	682,185
NSG Holdings, LLC, 144A	7.750%	12/15/25	1,295,207	1,385,871

OAKHURST SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 49.8% (Continued)	Coupon	Maturity	Par Value	Value
Utilities - 2.4% (Continued)
Pacific Gas & Electric Company (3MO LIBOR + 148) (b)	1.670%	06/16/22	$ 1,275,000	$ 1,275,420
				3,343,476

Total Corporate Bonds (Cost $69,497,607)				$ 70,766,261

MONEY MARKET FUNDS - 0.5%			Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 0.01% (e) (Cost $628,724)			628,724	$ 628,724

Total Investments at Value - 99.8% (Cost $140,203,935)				$ 141,879,821

Other Assets in Excess of Liabilities - 0.2%				321,347

Net Assets - 100.0%				$ 142,201,168

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $47,478,266 as of May 31, 2021, representing 33.4% of net assets.
COF 11 -	Cost of funds for the 11th district of San Francisco.
H15T1Y -	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.
LIBOR -	London Interbank Offered Rate.

(a)	Percentage rounds to less than 0.1%.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of May 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c)	Step Coupon. Rate shown is the coupon in effect as of May 31, 2021.
(d)	Illiquid Security. Total value of illiquid securities held as of May 31, 2021 was $2, representing 0.0% (a) of net assets.
(e)	The rate shown is the 7-day effective yield as of May 31, 2021.

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND
SCHEDULE OF INVESTMENTS
May 31, 2021 (Unaudited)

ASSET-BACKED SECURITIES - 1.3%	Coupon	Maturity	Par Value	Value
Coinstar Funding, LLC, 144A, Series 2017-1A	5.216%	04/25/47	$ 552,000	$ 554,319
Focus Brands Funding, LLC, 144A, Series 2018-1-A-2	5.184%	10/30/48	487,500	501,496
Total Asset-Backed Securities (Cost $941,478)				$ 1,055,815

CORPORATE BONDS - 93.3%	Coupon	Maturity	Par Value	Value
Communications - 6.5%
CB Escrow Corporation, 144A	8.000%	10/15/25	$ 600,000	$ 634,500
Clear Channel Worldwide Holdings, Inc.	9.250%	02/15/24	814,000	854,293
CSC Holdings, LLC	5.250%	06/01/24	500,000	541,875
Hughes Satellite Systems Corporation	6.625%	08/01/26	1,015,000	1,125,381
MDC Partners, Inc., 144A	7.500%	05/01/24	729,000	741,758
Scripps Escrow, Inc., 144A	5.875%	07/15/27	800,000	826,000
Sprint Corporation	7.125%	06/15/24	500,000	576,250
				5,300,057
Consumer Discretionary - 16.7%
Bally's Corporation, 144A	6.750%	06/01/27	1,000,000	1,063,430
Beazer Homes USA, Inc.	6.750%	03/15/25	545,000	563,394
Caesars Report Collection, LLC, 144A	5.250%	10/15/25	800,000	806,216
Carnival Corporation	7.200%	10/01/23	600,000	642,000
Carvana Company, 144A	5.625%	10/01/25	1,000,000	1,030,000
Ford Motor Credit Company, LLC, Series GMTN	4.389%	01/08/26	500,000	532,605
Golden Nugget, Inc., 144A	6.750%	10/15/24	800,000	807,424
Live Nation Entertainment, Inc., 144A	5.625%	03/15/26	800,000	833,000
MGM Resorts International, Inc.	4.625%	09/01/26	500,000	526,150
NCL Corporation Ltd., 144A	3.625%	12/15/24	900,000	860,130
New Home Company, Inc. (The), 144A	7.250%	10/15/25	1,000,000	1,065,000
New Red Finance, Inc., 144A	5.750%	04/15/25	500,000	528,125
Royal Caribbean Cruises Ltd., 144A	11.500%	06/01/25	800,000	926,000
Station Casinos, LLC, 144A	5.000%	10/01/25	316,000	322,320
Tesla, Inc., 144A	5.300%	08/15/25	500,000	518,140
Uber Technologies Inc., 144A	8.000%	11/01/26	700,000	756,875
Washington Multifamily Acquisition I, 144A	5.750%	04/15/26	910,000	947,947
White Cap Parent, LLC, 144A (a)	8.250%	03/15/26	900,000	929,250
				13,658,006
Consumer Staples - 3.5%
99 Escrow Issuer, Inc., 144A	7.500%	01/15/26	600,000	567,000
Avon Products, Inc.	7.000%	03/15/23	525,000	563,750
Chobani, LLC, 144A	7.500%	04/15/25	702,000	730,445

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 93.3% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Staples - 3.5% (Continued)
Dole Food Company, Inc., 144A	7.250%	06/15/25	$ 700,000	$ 714,000
Ingles Markets, Inc.	5.750%	06/15/23	252,000	252,630
				2,827,825
Energy - 10.0%
Antero Midstream Partners, L.P., 144A	7.875%	05/15/26	1,000,000	1,108,605
Ascent Resources Utica Holdings, LLC, 144A	7.000%	11/01/26	800,000	822,000
Covey Park Energy, LLC, 144A	7.500%	05/15/25	800,000	828,000
EnLink Midstream Partners, L.P.	4.850%	07/15/26	1,000,000	1,010,000
New Fortress Energy, Inc., 144A	6.500%	09/30/26	1,000,000	1,006,250
Newfield Exploration Company	5.375%	01/01/26	600,000	675,990
Occidental Petroleum Corporation	3.200%	08/15/26	700,000	674,625
Rattler Midstream, L.P., 144A	5.625%	07/15/25	800,000	832,000
Western Midstream Operations, L.P.	4.100%	02/01/25	500,000	521,250
WPX Energy, Inc.	5.250%	09/15/24	600,000	665,556
				8,144,276
Financials - 21.0%
Antares Holdings, L.P.	3.950%	07/15/26	750,000	778,556
Apollo Investment Corporation	5.250%	03/03/25	800,000	828,388
BlackRock Capital Investment Corporation	5.000%	06/15/22	600,000	600,060
Credit Acceptance Corporation, 144A	5.125%	12/31/24	785,000	812,475
Fairstone Financial, Inc., 144A	7.875%	07/15/24	600,000	624,000
Finance of America Funding, LLC, 144A	7.875%	11/15/25	900,000	909,198
Fly Leasing Ltd.	5.250%	10/15/24	800,000	817,000
Fortress Transportation and Infrastructure Investors, LLC, 144A	6.500%	10/01/25	812,000	842,450
Freedom Mortgage Corporation, 144A	8.125%	11/15/24	900,000	923,166
Genworth Mortgage Holdings, Inc., 144A	6.500%	08/15/25	800,000	868,000
Icahn Enterprises, L.P.	6.250%	05/15/26	800,000	846,160
INTL FCStone, Inc., 144A	8.625%	06/15/25	850,000	909,500
Ladder Capital Finance Holdings, LLLP, 144A	5.250%	10/01/25	800,000	814,000
MBIA, Inc.	7.000%	12/15/25	900,000	940,500
Medallion Financial Corporation, 144A	7.250%	02/26/26	700,000	663,159
New York Community Bancorp, Inc. (3MO LIBOR + 278) (b)	5.900%	11/06/28	707,000	767,328
Oppenheimer Holdings, Inc.	5.500%	10/01/25	900,000	931,500
Oxford Finance, LLC, 144A	6.375%	12/15/22	600,000	604,500

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 93.3% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 21.0% (Continued)
PRA Group, Inc., 144A	7.375%	09/01/25	$ 870,000	$ 939,513
SLM Corporation	5.125%	04/05/22	326,000	332,520
Starwood Property Trust	5.000%	12/15/21	600,000	603,942
United Shore Financial Services, LLC, 144A	5.500%	11/15/25	790,000	813,123
				17,169,038
Health Care - 9.9%
Akumin, Inc., 144A	7.000%	11/01/25	900,000	929,250
Global Medical Response, Inc., 144A	6.500%	10/01/25	912,000	937,080
Heartland Dental, LLC, 144A	8.500%	05/01/26	933,000	968,361
Magellan Health, Inc. (c)	4.900%	09/22/24	500,000	548,775
Prime Healthcare Services, Inc., 144A	7.250%	11/01/25	900,000	961,875
Providence Service Corporation (The), 144A	5.875%	11/15/25	795,000	839,027
RP Escrow Issuer, LLC, 144A	5.250%	12/15/25	800,000	826,000
Surgery Center Holdings, Inc., 144A	6.750%	07/01/25	991,000	1,007,104
U.S. Acute Care Solutions, LLC, 144A	6.375%	03/01/26	1,010,000	1,040,300
				8,057,772
Industrials - 11.8%
Air Canada Pass-Through Certificates, 144A, Series 2015-1B	3.875%	09/15/24	73,215	73,628
Air Canada Pass-Through Certificates, 144A, Series 2017-1B	3.700%	01/15/26	377,646	369,193
Air Canada Pass-Through Certificates, 144A, Series 2013-1A	4.125%	11/15/26	603,755	617,208
American Airlines Group Pass-Through Certificates, Series 2014-1-B	4.375%	04/01/24	791,319	789,638
American Airlines Group Pass-Through Certificates, Series 2013-2-A	4.950%	07/15/24	433,213	437,550
American Airlines Group, Inc., 144A	5.000%	06/01/22	975,000	972,562
Continental Airlines Pass-Through Certificates, Series 2007-1A	5.983%	10/19/23	50,244	51,517
Covanta Holding Corporation	5.875%	07/01/25	490,000	505,925
Doric Nimbrod Air Finance Alpha Ltd., 144A, Series 2012-1	5.125%	11/30/24	804,190	809,254
Garda World Security Corporation, 144A	4.625%	02/15/27	900,000	897,750
GW Honos Security Corporation, 144A	8.750%	05/15/25	700,000	730,625
Stena International S.A., 144A	6.125%	02/01/25	800,000	830,000
U.S. Airways Pass-Through Certificates, Series 2013-1B	5.375%	05/15/23	285,090	286,158
United Airlines, Inc., Series 2016-1B	3.650%	07/07/27	535,000	530,943
United Airlines, Inc., Series 2018-1B	4.600%	09/01/27	287,045	291,951
Waste Pro USA, Inc., 144A	5.500%	02/15/26	900,000	915,750

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 93.3% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 11.8% (Continued)
XPO Logistics, Inc., 144A	6.250%	05/01/25	$ 500,000	$ 534,660
				9,644,312
Materials - 4.8%
First Quantum Minerals Ltd., 144A	6.875%	03/01/26	1,000,000	1,048,750
Neon Holdings, Inc., 144A	10.125%	04/01/26	900,000	983,250
Pactiv, LLC	7.950%	12/15/25	715,000	793,650
Taseko Mines Ltd., 144A	7.000%	02/15/26	900,000	940,698
U.S. Concrete, Inc.	6.375%	06/01/24	174,000	177,610
				3,943,958
Real Estate - 5.2%
Brookfield Property Partners, L.P., 144A	5.750%	05/15/26	800,000	840,392
Diversified Healthcare Trust	6.750%	12/15/21	550,000	550,776
iStar, Inc.	4.250%	08/01/25	795,000	805,438
NewMark Group, Inc.	6.125%	11/15/23	600,000	661,530
Park Intermediate Holdings, LLC, 144A	7.500%	06/01/25	600,000	648,984
Service Properties Trust	5.250%	02/15/26	800,000	782,000
				4,289,120
Technology - 2.7%
CommScope Technologies, LLC, 144A	6.000%	06/15/25	572,000	583,612
Dell International, LLC, 144A	7.125%	06/15/24	600,000	612,000
LogMeIn, Inc., 144A	5.500%	09/01/27	1,000,000	1,029,920
				2,225,532
Utilities - 1.2%
Elwood Energy, LLC	8.159%	07/05/26	30,458	32,745
NSG Holdings, LLC, 144A	7.750%	12/15/25	928,269	993,248
				1,025,993

Total Corporate Bonds (Cost $74,703,674)				$ 76,285,889

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS - 4.4%	Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 0.01% (d) (Cost $3,592,420)	3,592,420	$ 3,592,420

Total Investments at Value - 99.0% (Cost $79,237,572)		$ 80,934,124

Other Assets in Excess of Liabilities - 1.0%		783,715

Net Assets - 100.0%		$ 81,717,839

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $52,923,795 as of May 31, 2021, representing 64.8% of net assets.
LIBOR -	London Interbank Offered Rate.

(a)	Payment in-kind bond.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of May 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(c)	Step Coupon. Rate shown is the coupon in effect as of May 31, 2021.
(d)	The rate shown is the 7-day effective yield as of May 31, 2021.